Segment information	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Segment information

24. Segment information

The Group has two reportable segments that are based on the following business units: Managed Services and Professional Services. In accordance with IFRS 8 Operating segments, the Group’s chief operating decision maker (“CODM”) (i.e. the Group’s Chief Executive Officer) reviews operation results to make decision about allocating resources and assessing performance within the Group. The reportable business segments are identified based on the services provided.

The Group derives revenue from Malaysia and Hong Kong. However, as the business operation, assets and workforce are based in Malaysia, the Group operates as a single geographical location, in Malaysia during the financial years ended December 31, 2024 and, 2023. Revenue derived from Hong Kong customers is as disclosed separately in Note 16.

The Group operates two reportable business segments:

(a)	Managed services
(b)	Professional services

24.	Segment information (continued)

Summarized financial information concerning the Group’s reportable segments are shown as below:

	For the year ended 31 December 2024
	Managed services	Professional services	Total
	USD	USD	USD

Revenue	15,801,134	1,375,027	17,176,161
Cost of sales	(15,032,073)	(240,464)	(15,272,537)
Gross profit	769,061	1,134,563	1,903,624
Net profit	217,842	321,372	539,214

Total assets	1,968,636	2,904,242	4,872,878
Total liabilities	734,950	1,084,238	1,819,188

	For the year ended 31 December 2023
	Managed services	Professional services	Total
	USD	USD	USD

Revenue	15,929,773	-	15,929,773
Cost of sales	(14,275,131)	-	(14,275,131)
Gross profit	1,654,642	-	1,654,642
Net profit	886,588	-	886,588

Total assets	3,992,091	-	3,992,091
Total liabilities	1,554,803	-	1,554,803